EXPLORATION AND EVALUATION (E&E) ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about exploration assets [Table Text Block]
	Canadian Oil	United States
	and Gas	Oil and Gas
	Properties	Properties	Total
	$	$	$
Cost:
Balance at January 1, 2016	281	18,982	19,263
Additions	2	-	2
Change in decommissioning provision	13	-	13
Disposals	-	(772)	(772)
Foreign currency translation and other	-	(768)	(768)
Balance at December 31, 2016	296	17,442	17,738
Additions	4	3	7
Change in decommissioning provision	56	-	56
Disposals	-	-	-
Foreign currency translation and other	-	(1,174)	(1,174)
Balance at December 31, 2017	356	16,271	16,627

Disclosure of detailed information about impairment on exploration and evaluation assets [Table Text Block]
	Canadian Oil	United States
	and Gas	Oil and Gas
	Properties	Properties	Total
	$	$	$
Accumulated impairment losses:
Balance at January 1, 2016	-	(16,041)	(16,041)
Impairment losses	-	(1,790)	(1,790)
Disposals	-	513	513
Foreign currency translation and other	-	550	550
Balance at December 31, 2016	-	(16,768)	(16,768)
Impairment losses (Note 7)	(350)	(621)	(971)
Disposals	-	-	-
Foreign currency translation and other	-	1,120	1,120
Balance at December 31, 2017	(350)	(16,269)	(16,619)

Disclosure of detailed information about carrying amounts of exploration and evaluation assets [Table Text Block]
	Canadian Oil	United States
	and Gas	Oil and Gas
	Properties	Properties	Total
	$	$	$
Carrying amounts:
At December 31, 2016	296	674	970
At December 31, 2017	6	2	8